SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2014
SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS [Abstract]
SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2014

(Amounts expressed in U.S. dollars)

RENESOLA LTD

BALANCE SHEETS

	As of December 31,
	2013	2014
ASSETS
Current assets:
Cash and cash equivalents	$1,032,077	$1,327,697
Prepaid expenses and other current assets	312,743	-
Derivative assets	723,211	1,678,005
Deferred convertible notes issue costs-current	784,456	661,396
Total current assets	2,852,487	3,667,098
Investment in subsidiaries	305,015,166	254,481,281
Deferred convertible notes insurance costs-non-current	941,300	137,791
Total assets	$308,808,953	$258,286,170
LIABILITIES AND EQUITY
Current liabilities:
Amount due to subsidiaries	$13,147,024	$25,146,620
Other current liabilities	3,216,865	1,400,758
Warranty liabilities	9,345,000	1,890,000
Total current liabilities	25,708,889	28,437,378
Income tax payable	93,473	93,473
Other long-term liabilities	2,582,693	-
Convertible notes payable-non-current	111,616,000	94,599,000
Total liabilities	140,001,055	123,129,851
Equity:
Common shares (500,000,000 shares ; no par value authorized at December 31, 2013 and 2014; 204,346,064 shares issued and 203,367,464 shares outstanding at December 31, 2013; 204,846,064 shares issued and 203,777,464 shares outstanding at December 31, 2014)	475,816,214	476,765,888
Additional paid-in capital	5,949,778	7,512,174
Accumulated loss	(396,571,754)	(430,201,775)
Accumulated other comprehensive income	83,613,660	81,080,032
Total equity	168,807,898	135,156,319
Total Liabilities and Equity	$308,808,953	$258,286,170

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2012, 2013 and 2014

(Amounts expressed in U.S. dollars except number of shares and per share data)

RENESOLA LTD

STATEMENTS OF INCOME

	Year ended December 31,
	2012	2013	2014
Cost of revenues-Product sales	$68,930	$111,732	$74,029
Gross loss	(68,930)	(111,732)	(74,029)
Operating expenses(income):
Sales and marketing	152,697	63,095	71,669
General and administrative	4,785,160	4,071,692	4,180,518
Research and development	61,724	27,608	9,189
Other operating expense (income)	(78,288)	30	(2,582,694)
Total operating expenses	4,921,293	4,162,425	1,678,682
Loss from operations	(4,990,223)	(4,274,157)	(1,752,711)
Non-operating income (expense):
Interest income	28,223	440	228
Interest expense	(6,734,000)	(6,005,030)	(5,631,282)
Foreign exchange loss	(147)	905	(26,628)
Gains (losses) on derivative, net	(2,093,974)	(1,045,925)	7,202,205
Gains on repurchase of convertible notes	-	-	7,048,188
Fair value change of warrant liability	-	3,202,500	7,455,000
Loss before income taxes and equity in earnings of subsidiaries	(13,790,121)	(8,121,267)	14,295,000
Income tax benefit	-	-	-
Equity in losses of subsidiaries	(228,725,418)	(250,794,272)	(47,925,021)
Net loss	$(242,515,539)	$(258,915,539)	$(33,630,021)

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(Amounts expressed in U.S. dollars)

	Year ended December 31,
	2012	2013	2014
Net loss	$(242,515,539)	$(258,915,539)	$(33,630,021)
Other comprehensive income:
Foreign currency translation adjustment	3,190,413	8,777,439	(2,533,628)
Other comprehensive income (loss)	3,190,413	8,777,439	(2,533,628)
Comprehensive loss	$(239,325,126)	$(250,138,100)	$(36,163,649)

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2012, 2013 and 2014

(Amounts expressed in U.S. dollars)

RENESOLA LTD

STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2012	2013	2014
Net loss	$(242,515,539)	$(258,915,539)	$(33,630,021)
Equity in losses of subsidiaries	228,725,418	250,794,272	47,925,021
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of deferred convertible notes issue costs and premium	784,456	784,456	933,152
Gains from repurchase of convertible bond	-	-	(7,048,188)
Share-based compensation	2,221,406	1,626,560	2,240,126
Losses (gains) on derivatives	2,093,974	1,045,925	(7,202,205)
Fair value change of warrant liability	-	(3,202,500)	(7,455,000)

Changes in assets and liabilities :
Other long-term assets	(305,556)	305,556	(158,952)
Prepaid expenses and other current assets	(239,795)	217,601	313,310
Other current liabilities	367,088	(309,043)	(536,417)
Other long-term liabilities	-	-	(2,582,694)
Net cash used in operating activities	(8,868,548)	(7,652,712)	(7,201,868)
Investing activities:
Investment in subsidiaries	(12,830,520)	(14,400,000)	(15,623)
Net cash received from (paid for) settlement of derivatives	(1,777,265)	(876,730)	4,960,574
Net cash provided by (used in) investing activities	(14,607,785)	(15,276,730)	4,944,951
Financing activities:
Issuance cost refund	8,779	-	-
Proceeds from exercise of share option	-	477,829	362,801
Proceeds from issuance of common shares	-	70,050,000	-
Cash paid for insurance cost	-	(4,551,958)	-
Cash paid for repurchase of convertible notes	-	-	(9,809,860)
Receipt (payment) of loan from subsidiaries	(2,842,205)	(47,379,054)	11,999,596
Net cash (used in) provided by financing activities	(2,833,426)	18,596,817	2,552,537
Net (decrease) increase in cash and cash equivalents	(26,309,759)	(4,332,625)	295,620
Cash and cash equivalents, beginning of year	$31,674,461	$5,364,702	$1,032,077
Cash and cash equivalents, end of year	$5,364,702	$1,032,077	$1,327,697

Supplemental schedule of non-cash transactions
Capital reduction of ReneSola Singapore	$70,820,977	$-	$-

Note to Schedule 1

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.